UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: September 30, 2000.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   136 E. South Temple, #1620, Salt Lake City, UT  84111

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      David J. Wagstaff
Title:     Managing Member
Phone:     801-532-2777
Signature, Place, and Date of Signing:

           David J. Wagstaff     Salt Lake City, Utah     October 30, 2000



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    35
Form 13F Information Table Value Total:    141,482,650



                                              VALUE   SHARES/  INVST VOTE
NAME OF ISSUER          CLASS   CUSIP         X$1000  PRN AMT  DSCTN AUTH

Sun Microsystems                866810104     10,738   91,973  Sole  None
Cisco Systems                   17275R102      9,736  176,226  Sole  None
Johnson & Johnson               478160104      9,056   96,400  Sole  None
Costco Co., Inc.                22160Q102      8,690  248,744  Sole  None
Federal Home Loan               313400301      8,158  150,900  Sole  None
PepsiCo, Inc.                   713448108      8,084  175,730  Sole  None
Berkshire Hathaway      B       084670207      7,766    3,751  Sole  None
Tyco International              902124106      7,281  140,365  Sole  None
Microsoft Corp.                 594918104      7,150  118,555  Sole  None
Wells Fargo                     949746101      7,009  152,580  Sole  None
Comcast Corp.           A       200300200      6,798  166,060  Sole  None
Pfizer, Inc.                    717081103      6,772  150,702  Sole  None
AT&T Liberty Media              001957208      4,673  259,630  Sole  None
Int Bus Ma                      459200101      4,353   38,690  Sole  None
Berkshire Hathaway      A       084670108      4,315       67  Sole  None
Ace Ltd.                        004644100      4,224  107,616  Sole  None
Lowes Company                   548661107      4,205   93,701  Sole  None
Harley Davidson                 412822108      3,922   81,930  Sole  None
Terayon Communica               880775101      3,845  113,305  Sole  None
Tricon Global Res               895953107      3,277  107,005  Sole  None
American Standard               029712106      3,165   71,225  Sole  None
Mueller Industries              624756102      2,921  130,195  Sole  None
BSquare Corp                    11776U102      2,275  146,750  Sole  None
Chris-Craft Indust              170520100      1,400   17,000  Sole  None
Elan Corp plc                   284131208        397    7,250  Sole  None
Qualcomm, Inc.                  747525103        359    5,040  Sole  None
Oracle Corporation              68389X105        321    4,075  Sole  None
Shire Pharm. Gp         ADR     82481R106        278    5,325  Sole  None
Level 3 Com                     52729N100        209    2,705  Sole  None
Genzyme Surgical                372917104         89   11,805  Sole  None
Promedco Mgmt Co                74342L105          8   10,000  Sole  None
Frontier Insurance              359081106          6   10,000  Sole  None
Microbest, Inc.                 59500X108          3   13,506  Sole  None
Comparator Systems              204494207          0   30,000  Sole  None
TPA America, Inc.               872605100          0   15,000  Sole  None




